UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-6108

Investors Municipal Cash Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 3/31

Date of reporting period: 12/31/05

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of December 31, 2005 (Unaudited)

Investors Florida Municipal Cash Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 92.9%
Florida 81.1%
Alachua County, FL, Health Facilities Authority Revenue, Shands Teaching Hospital, Series A, 3.75% *, 12/1/2032, SunTrust Bank (a)	200,000	200,000
Brevard County, FL, Health Care Facilities Authority Revenue, Health First, Inc. Project, 3.75% *, 8/1/2014, SunTrust Bank (a)	300,000	300,000
Broward County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Series PT-703, 144A, 3.53% *, 9/1/2026	1,550,000	1,550,000
Broward County, FL, School Board Certificates of Participation, Series R-1056, 144A, 3.55% *, 7/1/2019 (b)	1,000,000	1,000,000
Collier County, FL, Health Facilities, 2.8%, 2/9/2006	1,000,000	1,000,000
Collier County, FL, School Board Certificates of Participation, Series MT-147, 144A, 3.54% *, 2/15/2021 (b)	1,195,000	1,195,000
Dade County, FL, Industrial Development Authority Revenue, Spectrum Programs, Inc. Project, 3.6% *, 10/1/2016, Bank of America NA (a)	250,000	250,000
Florida, Capital Trust Agency Revenue, Aero Miami FX Project-Air Cargo, AMT, 3.63% *, 8/1/2034, Bank One NA (a)	1,615,000	1,615,000
Florida, Higher Educational Facilities Financing Authority Revenue, St. Thomas University Project, 3.75% *, 1/1/2019, SunTrust Bank (a)	1,465,000	1,465,000
Florida, Housing Finance Corp., Multi-Family Revenue, Victoria Park, Series J-1, 3.51% *, 10/15/2032	3,000,000	3,000,000
Florida, Ocean Highway & Port Authority Revenue, AMT, 3.63% *, 12/1/2020, Wachovia Bank NA (a)	1,780,000	1,780,000
Florida, State Board of Public Education, Series I, 5.0%, 6/1/2006	750,000	756,528
Florida, State Board of Public Education, Capital Outlay 2002, Series E, 3.0%, 6/1/2006	1,200,000	1,201,939
Florida, State Department of Environmental Protection Preservation Revenue, Series R-3043, 144A, 3.55% *, 7/1/2023 (b)	1,000,000	1,000,000
Florida, State Division Board Finance Dept., General Services Revenue, Department of Environmental & Preservation 2000, Series A, 6.0%, 7/1/2006 (b)	800,000	812,160
Florida, State Turnpike Authority Revenue, Series 1074, 144A, 3.55% *, 7/1/2011 (b)	2,000,000	2,000,000
Florida, Sunshine State Governmental Financing Commission Revenue, Lehman Convention 3/1/2000, 3.55% *, 7/1/2016 (b)	300,000	300,000
Florida, Transportation/Tolls Revenue, Turnpike Authority, Series R-4041, 144A, 3.55% *, 7/1/2020 (b)	1,100,000	1,100,000
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System, Series A, 3.58% *, 11/15/2032, SunTrust Bank (a)	525,000	525,000
Hillsborough County, FL, Aviation Authority Revenue, Series 1060, AMT, 144A, 3.59% *, 10/1/2018 (b)	800,000	800,000
Hillsborough County, FL, Industrial Development Authority Revenue, Seaboard Tampa, AMT, 3.84% *, 12/1/2016, First Union National Bank (a)	1,600,000	1,600,000
Jacksonville, FL, Economic Development Community Health Care Facilities Revenue, 3.75% *, 10/1/2015, SunTrust Bank (a)	1,265,000	1,265,000
Jacksonville, FL, Electric Authority Revenue, Series C, 3.13%, 1/6/2006	500,000	500,000
Jacksonville, FL, Health Facilities Authority, Hospital Revenue, Series A, 3.75% *, 8/15/2033, Bank of America NA (a)	1,400,000	1,400,000
Jacksonville, FL, Industial Development Revenue, Airport Hotel Project, 3.55% *, 7/1/2013, Northern Trust Co. (a)	800,000	800,000
Lee County, FL, Airport Revenue, AMT, Series 811-X, 144A, 3.59% *, 10/1/2029 (b)	1,650,000	1,650,000
Lee County, FL, Capital Improvement & Transportation Facilities Revenue, Series R-2136, 144A, 3.55% *, 10/1/2020 (b)	1,000,000	1,000,000

Lee County, FL, Industrial Development Authority, Health Care Facilities Revenue, Refunding & Improvement Hope Hospice Project, 3.75% *, 10/1/2023, SunTrust Bank (a)	1,190,000	1,190,000
Miami-Dade County, FL, General Obligation:
3.17%, 1/9/2006	500,000	500,000
Series R-387, 144A, 3.55% *, 7/1/2028 (b)	1,000,000	1,000,000
Miami-Dade County, FL, Industrial Development Authority Revenue, Palmer Trinity Private College Project, 3.58% *, 9/1/2035, KeyBank NA (a)	4,500,000	4,500,000
Miami-Dade County, FL, School Board Certificates of Partnership, Series R-4022, 144A, 3.55% *, 8/1/2021 (b)	1,175,000	1,175,000
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Project, 3.6% *, 11/1/2028, Bank of America NA (a)	3,100,000	3,100,000
Orange County, FL, Housing Finance Authority, Multi-Family Revenue, Falcon Trace Apartments Project, Series D, AMT, 3.52% *, 10/1/2032	400,000	400,000
Orange County, FL, Housing Finance Authority, Multi-Family Revenue, Smokewood/Sun, Series A, 3.59% *, 12/1/2022	850,000	850,000
Palm Beach County, FL, Health Facilities Authority Revenue, Bethesda Healthcare System Project, 3.75% *, 12/1/2031, SunTrust Bank (a)	270,000	270,000
Pasco County, FL, School Board Certificates of Participation, 3.51% *, 8/1/2026 (b)	525,000	525,000
Pinellas County, FL, Health Facilities Authority Revenue, Hospital Facilities, Bayfront Projects, 3.75% *, 7/1/2034, SunTrust Bank (a)	150,000	150,000
Sarasota County, FL, Health Facility Authority Revenue, Bay Village Project, 3.6% *, 12/1/2023, Bank One America NA (a)	800,000	800,000
Sarasota County, FL, Utility System Revenue, Series 852, 144A, 3.55% *, 4/1/2013 (b)	1,000,000	1,000,000
Seminole County, FL, Industrial Development Authority Revenue, Masters Academy Project, 3.56% *, 11/1/2034, Allied Irish Bank PLC (a)	5,000,000	5,000,000

		50,525,627
Puerto Rico 11.8%
ABN AMRO, Munitops Certificates Trust, Series 2000-17, 144A, 3.51% *, 10/1/2008	5,105,000	5,105,000
Commonwealth of Puerto Rico, General Obligation, Series 813-D, 144A, 3.53% *, 7/1/2020 (b)	400,000	400,000
Puerto Rico, Industrial Tourist, Educational, Medical & Environmental Central Facilities, Bristol-Myers Squibb Project, AMT, 3.55% *, 12/1/2030	1,830,000	1,830,000

		7,335,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 57,860,627)	92.9	57,860,627
Other Assets and Liabilities, Net	7.1	4,429,690

Net Assets	100.0	62,290,317

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of December 31, 2005.

(a)		Security incorporates a letter of credit from a major bank.
(b)		Bond is insured by one of these companies:

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group	8.2
Financial Guaranty Insurance Company	5.5
Financial Security Assurance, Inc.	8.4
MBIA Corporation	3.8

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investors Florida Municipal Cash Fund, a series of Investors Municipal Cash Fund

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Investors Florida Municipal Cash Fund, a series of Investors Municipal Cash Fund

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	February 24, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 24, 2006